Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and Equipment
8. Property and Equipment
(1)Details of property and equipment as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 7,186	₩ (5,650)	₩ 1,536
Furniture and fixture	1,887	(1,620)	267
Construction In Progress	1,209	—	1,209
Vehicle	9	(8)	1
Leasehold improvements	2,172	(1,655)	517
Right-of-use assets	15,514	(8,893)	6,621
Total	₩ 27,977	₩ (17,826)	₩ 10,151

	December 31, 2022
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 6,381	₩ (5,268)	₩ 1,113
Furniture and fixture	1,787	(1,449)	338
Vehicle	9	(5)	4
Leasehold improvements	2,084	(1,357)	727
Right-of-use assets	16,197	(10,239)	5,958
Total	₩ 26,458	₩ (18,318)	₩ 8,140
(2)Changes in property and equipment for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140
Lease	—	—	—	—	—	261	261
Acquisitions/Capital expenditure	1,065	105	1,209	—	82	4,443	6,904
Depreciation	(656)	(177)	—	(3)	(300)	(4,116)	(5,252)
Disposals/Disposition/Removals	—	(1)	—	—	—	—	(1)
Reclassification	(1)	1	—	—	—	—	—
Foreign exchange differences	15	1	—	—	8	75	99
Ending balance	₩ 1,536	₩ 267	₩ 1,209	₩ 1	₩ 517	₩ 6,621	₩ 10,151

	2022
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338
Leases	—	—	—	—	—	(64)	(64)
Acquisitions/Capital expenditure	307	181	—	—	252	1,209	1,949
Depreciation	(657)	(222)	—	(2)	(266)	(3,998)	(5,145)
Disposals/Disposition/Removals	(1)	(2)	—	—	(10)	(45)	(58)
Reclassification	(6)	6	—	—	—	—	—
Foreign exchange differences	15	(5)	—	—	(6)	116	120
Ending balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140

	2021
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of-use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,380	₩ 310	₩ 128	₩ 8	₩ 132	₩ 5,737	₩ 7,695
Acquisitions/Capital expenditure	712	322	—	—	753	6,319	8,106
Depreciation	(648)	(249)	—	(2)	(223)	(3,448)	(4,570)
Disposals	(15)	(3)	—	—	(44)	(63)	(125)
Reclassification	—	—	(128)	—	128	—	—
Foreign exchange differences	26	—	—	—	11	195	232
Ending balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338
(3)Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Cost of revenues	₩ 1,853	₩ 2,028	₩ 2,102
Selling, general and administrative expenses	3,369	2,976	2,167
Research and development	30	141	301
Total	₩ 5,252	₩ 5,145	₩ 4,570
(4)As of the end of the reporting period, there are no property and equipment that are pledged as collateral for the Group’s debts.